Note 3 - Loans/Leases Receivable (Detail) - Allowance for Estimated Losses on Loans/Leases (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance, beginning	$ 18,789,262	$ 20,364,656	$ 22,504,734
Balance, ending	19,925,204	18,789,262	20,364,656
Loans/leases individually evaluated for impairment	24,294,211	29,859,163
Loans/leases collectively evaluated for impairment	1,259,917,023	1,168,281,458
Loans/Leases receivable	1,284,211,234	1,198,140,621
Allowance as a percentage of loans/leases individually evaluated for impairment	18.88%	17.91%
Allowance as a percentage of loans/leases collectively evaluated for impairment	1.22%	1.15%
Total allowance as a percentage of total loans/leaess	1.55%	1.56%
Allowance for loans/leases individually evaluated for impairment	4,587,769	5,346,303
Allowance for loans/leases collectively evaluated for impairment	15,337,435	13,442,959
Provisions charged to expense	4,370,767	6,616,014	7,463,618
Loans/leases charged off	(4,376,429)	(9,061,751)	(10,700,276)
Recoveries on loans/leases previously charged off	1,141,604	870,343	1,096,580
Commercial and Industrial [Member]
Balance, beginning	4,878,006	7,548,922	5,425,624
Balance, ending	4,531,545	4,878,006	7,548,922
Loans/leases individually evaluated for impairment	1,006,952	2,152,855
Loans/leases collectively evaluated for impairment	393,237,300	348,641,423
Loans/Leases receivable	394,244,252	350,794,278
Allowance as a percentage of loans/leases individually evaluated for impairment	27.82%	41.95%
Allowance as a percentage of loans/leases collectively evaluated for impairment	1.08%	1.14%
Total allowance as a percentage of total loans/leaess	1.15%	1.39%
Allowance for loans/leases individually evaluated for impairment	280,170	903,187
Allowance for loans/leases collectively evaluated for impairment	4,251,375	3,974,819
Provisions charged to expense	(327,045)	256,945	5,099,350
Loans/leases charged off	(682,877)	(3,262,742)	(3,309,273)
Recoveries on loans/leases previously charged off	663,461	334,881	333,221
Commercial Real Estate Loans [Member]
Balance, beginning	10,596,958	9,087,315	12,665,721
Balance, ending	11,069,502	10,596,958	9,087,315
Loans/leases individually evaluated for impairment	20,383,846	24,281,365
Loans/leases collectively evaluated for impairment	573,595,393	553,522,485
Loans/Leases receivable	593,979,239	577,803,850
Allowance as a percentage of loans/leases individually evaluated for impairment	19.65%	17.70%
Allowance as a percentage of loans/leases collectively evaluated for impairment	1.23%	1.14%
Total allowance as a percentage of total loans/leaess	1.86%	1.83%
Allowance for loans/leases individually evaluated for impairment	4,005,042	4,297,738
Allowance for loans/leases collectively evaluated for impairment	7,064,460	6,299,220
Provisions charged to expense	2,482,327	4,759,003	1,203,163
Loans/leases charged off	(2,232,004)	(3,590,868)	(5,210,444)
Recoveries on loans/leases previously charged off	222,221	341,508	428,875
Leases receivable [Member]
Balance, beginning	1,339,496	1,530,572	1,681,376
Balance, ending	1,990,395	1,339,496	1,530,572
Loans/leases individually evaluated for impairment	998,802	1,306,663
Loans/leases collectively evaluated for impairment	102,686,854	91,905,699
Loans/Leases receivable	103,685,656	93,212,362
Allowance as a percentage of loans/leases individually evaluated for impairment	12.51%	5.10%
Allowance as a percentage of loans/leases collectively evaluated for impairment	1.82%	1.38%
Total allowance as a percentage of total loans/leaess	1.92%	1.44%
Allowance for loans/leases individually evaluated for impairment	125,000	66,675
Allowance for loans/leases collectively evaluated for impairment	1,865,395	1,272,821
Provisions charged to expense	1,313,767	907,014	684,619
Loans/leases charged off	(739,755)	(1,100,886)	(998,737)
Recoveries on loans/leases previously charged off	76,887	2,796	163,314
Residential Real Estate [Member]
Balance, beginning	704,946	748,028	685,732
Balance, ending	1,070,328	704,946	748,028
Loans/leases individually evaluated for impairment	1,217,256	1,133,474
Loans/leases collectively evaluated for impairment	114,364,317	96,973,577
Loans/Leases receivable	115,581,573	98,107,051
Allowance as a percentage of loans/leases individually evaluated for impairment	8.67%	4.93%
Allowance as a percentage of loans/leases collectively evaluated for impairment	0.84%	0.67%
Total allowance as a percentage of total loans/leaess	0.93%	0.72%
Allowance for loans/leases individually evaluated for impairment	105,565	55,884
Allowance for loans/leases collectively evaluated for impairment	964,763	649,062
Provisions charged to expense	370,140	(4,147)	97,723
Loans/leases charged off	(4,758)	(38,935)	(35,427)
Installment and Other Consumer [Member]
Balance, beginning	1,269,856	1,449,819	2,046,281
Balance, ending	1,263,434	1,269,856	1,449,819
Loans/leases individually evaluated for impairment	687,355	984,806
Loans/leases collectively evaluated for impairment	76,033,159	77,238,274
Loans/Leases receivable	76,720,514	78,223,080
Allowance as a percentage of loans/leases individually evaluated for impairment	10.47%	2.32%
Allowance as a percentage of loans/leases collectively evaluated for impairment	1.57%	1.61%
Total allowance as a percentage of total loans/leaess	1.65%	1.62%
Allowance for loans/leases individually evaluated for impairment	71,992	22,819
Allowance for loans/leases collectively evaluated for impairment	1,191,442	1,247,037
Provisions charged to expense	531,578	697,199	378,763
Loans/leases charged off	(717,035)	(1,068,320)	(1,146,395)
Recoveries on loans/leases previously charged off	$ 179,035	$ 191,158	$ 171,170